Asset Purchase and Separation and Distribution Agreements (Tables)	9 Months Ended
Oct. 31, 2021
Asset Purchase And Separation And Distribution Agreements [Abstract]
Schedule of fair value of the assets at the date of transfer

Mineral properties	$327,690
Mining equipment	45,647
Computer equipment and software	9,331
Loans to Ekidos Minerals LLP (“Ekidos”)	985,000

Net assets acquired	$1,367,668